Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Jul. 06, 2020	Jun. 30, 2025	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000219574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 14,725	$ 12,287	$ 15,159	$ 16,685	$ 17,977
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		14,281.25	12,301.07186	14,632.57273	18,016.36103	20,772.10398
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Accumulated Value	10,000		15,802.73	12,484.60392	14,180.03186	15,664.51245	17,216.27978
Morningstar US Mid Cap Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid-Cap Blend Funds Average
Accumulated Value	$ 10,000		$ 15,000.258	$ 12,894.25628	$ 14,713.3238	$ 16,648.41279	$ 18,453.32049